Accounts and Notes Receivable - Text Blocks	12 Months Ended
Dec. 26, 2020
Receivables [Abstract]
Notes and Accounts Receivable	Notes and Accounts Receivable
Current and non-current receivables, as of December 26, 2020 and December 28, 2019 are presented in the consolidated balance sheets as follows:

(In thousands)	12/26/2020	12/28/2019
Accounts receivable, net	$38,444	$21,077
Notes receivable, net	15,440	2,250
Interest receivable, net	84	234
Income tax receivable	13,650	2,104
Allowance for doubtful accounts	(283)	—
Current receivables, net	67,335	25,665
Notes receivable - non-current, net	12,800	12,750
Allowance for doubtful accounts - non-current	—	—
Non-current receivables, net	12,800	12,750
Total receivables	$80,135	$38,415

Notes receivable are due from the Company's franchisees and are collateralized by the underlying franchise. The debtors' ability to repay the notes is dependent upon both the performance of the franchisee's industry as a whole and the individual franchise.

Allowance for Doubtful Accounts

The adequacy of the allowance for doubtful accounts is assessed on a quarterly basis and adjusted as deemed necessary. Management believes the recorded allowance is adequate based upon its consideration of the estimated value of the franchises , which collateralize the receivables. Any adverse change in the individual franchisees' areas could affect the Company's estimate of the allowance.
Activity in the allowance for doubtful accounts for the year ended December 26, 2020 and the Transition Period was as follows:

(In thousands)	12/26/2020	12/28/2019
Balance at beginning of year	$—	$—
Provision for doubtful accounts	283	—
Balance at end of year	$283	$—

On July 10, 2020, the Company entered into a Senior Secured Super Priority Debtor-In-Possession Delayed Draw Term Loan Agreement (the “DIP DDTL Agreement”) with Tuesday Morning Corporation (“Tuesday Morning”) and certain of its direct and indirect subsidiaries.  Pursuant to the DIP DDTL Agreement, the Company agreed to lend Tuesday Morning up to an aggregate principal amount of $25.0 million in the form of delayed draw term loans (the “DIP Term Facility”). As of December 26, 2020, the DIP Term Facility has been terminated and no amounts had been drawn under this agreement.

On November 4, 2020, the Company entered into a super-priority, secured, debtor-in-possession credit facility (the “DIP Facility”) with Furniture Factory Ultimate Holding, L.P. (“FFO”). The DIP Facility consists of a multi-draw term loan facility in the aggregate principal amount of up to $6.5 million. Once repaid, amounts under the DIP Facility may not be reborrowed. As of December 26, 2020, $6.5 million of the DIP Facility is outstanding.

Analysis of Past Due Receivables

The breakdown of accounts and notes receivable past due at December 26, 2020 and December 28, 2019 was as follows:

	12/26/2020
(In thousands)	Past due	Current	Interest receivable, net	Total receivables
Accounts receivable, net	$505	$37,939	$—	$38,444
Notes and interest receivable, net	—	28,240	84	28,324
Total accounts, notes, and interest receivable, net	$505	$66,179	$84	$66,768

	12/28/2019
(In thousands)	Past due	Current	Interest receivable, net	Total receivables
Accounts receivable, net	$4,393	$16,683	$—	$21,076
Notes and interest receivable, net	—	15,000	234	15,234
Total accounts, notes, and interest receivable, net	$4,393	$31,683	$234	$36,310
Accounts receivable are considered to be past due if unpaid 30 days after billing and notes receivable are considered past due if unpaid 90 days after the due date. If it is determined the likelihood of collecting substantially all of the note and accrued interest is not probable the notes are put on non-accrual status. The Company had no notes receivable on non-accrual status at December 26, 2020 and December 28, 2019, respectively. Payments received on notes in non-accrual status are applied to the principal note balance until the note is current and then to interest income. Non-accrual notes that are paid current are moved back into accrual status during the next annual review.